Significant Accounting Policies - Additional Information (Details)		1 Months Ended	12 Months Ended
		Jan. 31, 2024 USD ($) Unit $ / shares $ / Unit shares	Dec. 31, 2024 USD ($) Segment Unit shares	Dec. 31, 2023 USD ($) Unit	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Tangible equity units issued | Unit		8,000,000
Tangible equity units, rate		6.75%
Tangible equity units, stated price per unit | $ / Unit		50
Net proceeds from tangible equity units issuance		$ 389,000,000
Net proceeds from offering			$ 656,485,000
Accounts receivable, allowance for credit loss			45,000,000	$ 45,900,000	$ 47,400,000
Provisions of credit losses			34,000,000	23,300,000
Write offs			40,700,000	26,300,000
Recoveries and other changes			$ 5,800,000	1,500,000
Ownership percentage			50.00%
Equity method investments			$ 670,000	$ 720,000
Number of reporting unit | Unit			6	6
Impairment related to definite-lived intangible licenses			$ 1,700,000	$ 1,500,000	400,000
Deferred offering costs		5,600,000	$ 0	$ 3,900,000
Workers compensation, discount rate			4.50%	4.00%
Service fees			$ 15,000,000
Service period			36 months
Impairment of property and equipment			$ 0	$ 0	0
Number of operating segments | Segment			3
Fund authorized to be distributed to health care providers			$ 178,000,000,000
Amounts received from the Provider Relief Fund			0	18,800,000	0
Amounts recognized into income			$ 0	18,800,000	29,800,000
ASU 2023-07
Summary Of Significant Accounting Policy [Line Items]
Accounting standards update adopted			true
Accouting standards update, immaterial effect			true
Minimum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful lives			2 years
Maximum
Summary Of Significant Accounting Policy [Line Items]
Estimated useful lives			20 years
Provider Services
Summary Of Significant Accounting Policy [Line Items]
Number of reportable segments | Segment			2
Equipment and Software | Minimum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful life			3 years
Equipment and Software | Maximum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful life			10 years
Buildings
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful life			20 years
Leasehold Improvements | Minimum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful life			1 year
Leasehold Improvements | Maximum
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, estimated useful life			15 years
Other Assets
Summary Of Significant Accounting Policy [Line Items]
Equity method investments			$ 700,000	700,000
Common Stock
Summary Of Significant Accounting Policy [Line Items]
Shares issued | shares	[1]		53,333,334
Net proceeds from offering		$ 656,500,000
Common Stock | Initial Public Offering
Summary Of Significant Accounting Policy [Line Items]
Shares issued | shares		53,333,334
Common stock price per share | $ / shares		$ 13
Selling, General, and Administrative Expenses
Summary Of Significant Accounting Policy [Line Items]
Other income			$ 5,000,000	7,100,000
Right-of-use asset impairment			$ 2,300,000	$ 1,000,000	$ 1,600,000

[1]	Issuance of common stock on initial public offering is presented net of underwriting discounts and commissions, and offering-related expenses of $36.8 million and tax benefit of $5.3 million.